Condensed Consolidated Statement of Stockholders' Equity/Deficit (Parenthetical)	Dec. 31, 2022 $ / shares
Statement of Stockholders' Equity [Abstract]
Pre-funded stock price per share	$ 27.50
Warrants exercise price per share	0.25
Exercise of warrants	27.50
Exercise of warrants	$ 103.75